United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/11

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX

Federated Capital Income Fund

Fund Established 1988

A Portfolio of Federated Income Securities Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.56	$7.26	$5.81	$8.08	$8.07	$7.34
Income From Investment Operations:
Net investment income	0.19	0.36[1]	0.37[1]	0.34	0.35	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, options, and foreign currency transactions	0.50	0.29	1.42	(2.26)	0.01	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.65	1.79	(1.92)	0.36	1.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)	(0.34)	(0.35)	(0.35)	(0.35)
Net Asset Value, End of Period	$8.05	$7.56	$7.26	$5.81	$8.08	$8.07
Total Return[2]	9.17%	9.22%	31.77%	(24.57)%	4.50%	15.05%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.31%[4]	1.29%[4]	1.31%[4]	1.29%[4]	1.31%[4]
Net investment income	4.93%[3]	4.89%	5.75%	4.83%	4.27%	4.41%
Expense waiver/reimbursement[5]	0.01%[3]	0.01%	0.06%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$234,475	$222,958	$234,443	$211,560	$335,874	$357,177
Portfolio turnover	48%	53%	59%	84%	50%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.28%, 1.31%, 1.28% and 1.30% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.57	$7.28	$5.82	$8.09	$8.08	$7.34
Income From Investment Operations:
Net investment income	0.16	0.31[1]	0.32[1]	0.29	0.29	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, options, and foreign currency transactions	0.50	0.28	1.43	(2.27)	0.01	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.66	0.59	1.75	(1.98)	0.30	1.03
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.29)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.06	$7.57	$7.28	$5.82	$8.09	$8.08
Total Return[2]	8.75%	8.24%	30.91%	(25.12)%	3.70%	14.34%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.06%[4]	2.04%[4]	2.06%[4]	2.04%[4]	2.06%[4]
Net investment income	4.17%[3]	4.14%	5.01%	4.06%	3.51%	3.65%
Expense waiver/reimbursement[5]	0.01%[3]	0.01%	0.06%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,862	$35,494	$36,945	$33,998	$59,843	$58,305
Portfolio turnover	48%	53%	59%	84%	50%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.06%, 2.03%, 2.06%, 2.03% and 2.05% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.56	$7.27	$5.81	$8.08	$8.07	$7.34
Income From Investment Operations:
Net investment income	0.16	0.31[1]	0.32[1]	0.29	0.29	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, options, and foreign currency transactions	0.50	0.28	1.43	(2.27)	0.01	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.66	0.59	1.75	(1.98)	0.30	1.02
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.29)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.05	$7.56	$7.27	$5.81	$8.08	$8.07
Total Return[2]	8.77%	8.26%	30.98%	(25.15)%	3.72%	14.22%
Ratios to Average Net Assets:
Net expenses	2.04%[3]	2.06%[4]	2.04%[4]	2.06%[4]	2.03%[4]	2.05%[4]
Net investment income	4.20%[3]	4.16%	4.95%	4.08%	3.52%	3.67%
Expense waiver/reimbursement[5]	0.01%[3]	0.01%	0.06%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,050	$39,705	$35,510	$27,098	$43,692	$35,373
Portfolio turnover	48%	53%	59%	84%	50%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.03%, 2.06%, 2.02% and 2.04% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.55	$7.26	$5.81	$8.07	$8.06	$7.33
Income From Investment Operations:
Net investment income	0.19	0.36[1]	0.37[1]	0.37	0.36	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.50	0.28	1.42	(2.28)	0.00[2]	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.64	1.79	(1.91)	0.36	1.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)	(0.34)	(0.35)	(0.35)	(0.35)
Net Asset Value, End of Period	$8.04	$7.55	$7.26	$5.81	$8.07	$8.06
Total Return[3]	9.18%	9.08%	31.72%	(24.47)%	4.51%	15.09%
Ratios to Average Net Assets:
Net expenses	1.29%[4]	1.31%[5]	1.33%[5]	1.30%[5]	1.27%[5]	1.30%[5]
Net investment income	4.93%[4]	4.90%	5.70%	4.85%	4.27%	4.41%
Expense waiver/reimbursement[6]	0.01%[4]	0.00%[7]	0.02%	0.01%	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,814	$71,337	$72,468	$62,700	$94,300	$100,393
Portfolio turnover	48%	53%	59%	84%	50%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.31%, 1.31%, 1.30%, 1.26% and 1.29% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,091.70	$6.78
Class B Shares	$1,000	$1,087.50	$10.67
Class C Shares	$1,000	$1,087.70	$10.62
Class F Shares	$1,000	$1,091.80	$6.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.45	$6.54
Class B Shares	$1,000	$1,014.71	$10.30
Class C Shares	$1,000	$1,014.76	$10.25
Class F Shares	$1,000	$1,018.50	$6.49
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class B Shares	2.05%
Class C Shares	2.04%
Class F Shares	1.29%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	31.1%
Domestic Equity Securities	29.9%
International Equity Securities	13.7%
Foreign Governments/Agencies	12.5%
International Fixed-Income Securities	8.0%
U.S. Treasury Security	0.1%
Other Securities[2,3]	0.0%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	6.1%
Other Assets and Liabilities — Net[6]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Other Securities include purchased call options.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2011, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	23.1%
Energy	14.2%
Utilities	14.1%
Consumer Staples	12.2%
Telecommunication Services	10.5%
Health Care	10.3%
Industrials	7.1%
Materials	3.6%
Consumer Discretionary	2.5%
Information Technology	2.4%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 31.5%
		Consumer Discretionary – 0.6%
39,825		Leggett and Platt, Inc.	1,028,680
21,170		National CineMedia, Inc.	377,038
68,050		Regal Entertainment Group	922,077
		TOTAL	2,327,795
		Consumer Staples – 4.7%
95,545		Altria Group, Inc.	2,680,993
11,130		British American Tobacco PLC, ADR	1,005,596
17,605		ConAgra Foods, Inc.	447,695
232,140		Foster's Group Ltd., Sponsored ADR	1,065,523
34,550		Heinz (H.J.) Co.	1,897,486
43,750		Imperial Tobacco Group PLC, ADR	3,136,437
27,070		Kimberly-Clark Corp.	1,848,881
41,775		Philip Morris International, Inc.	2,997,356
82,785		Reynolds American, Inc.	3,293,187
77,379	[1]	Treasury Wine Estates Ltd.	264,636
		TOTAL	18,637,790
		Energy – 5.3%
85,140		ARC Resources Ltd.	2,354,235
41,930		Baytex Energy Corp.	2,410,591
77,290		Bonavista Energy Corp.	2,369,317
41,410		ConocoPhillips	3,032,040
49,095		Crescent Point Energy Corp.	2,377,600
32,145		Royal Dutch Shell PLC, ADR	2,296,117
51,320		Seadrill Ltd.	1,847,007
28,105		Ship Finance International Ltd.	543,270
23,075		Total SA, ADR	1,328,889
46,320		Vermilion Energy Inc.	2,433,013
		TOTAL	20,992,079
		Financials – 3.7%
118,095		Brandywine Realty Trust	1,506,892
52,230		Cincinnati Financial Corp.	1,588,837
51,900		CommonWealth REIT	1,354,590
49,520		Government Properties Income Trust	1,311,290
134,535		Hospitality Properties Trust	3,320,324
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
27,385	Mack-Cali Realty Corp.	968,334
39,330	Mercury General Corp.	1,638,881
32,685	National Retail Properties, Inc.	842,619
60,380	Senior Housing Properties Trust	1,458,177
14,210	Sun Life Financial Services of Canada	446,620
	TOTAL	14,436,564
	Health Care – 4.5%
19,810	AstraZeneca Group PLC, ADR	1,038,044
84,568	Bristol-Myers Squibb Co.	2,432,176
97,765	GlaxoSmithKline PLC, ADR	4,248,867
79,080	Lilly (Eli) & Co.	3,042,998
69,245	Merck & Co., Inc.	2,544,754
202,555	Pfizer, Inc.	4,344,805
	TOTAL	17,651,644
	Industrials – 2.6%
41,560	BAE Systems PLC, ADR	906,008
56,805	Deluxe Corp.	1,462,161
74,640	Donnelley (R.R.) & Sons Co.	1,592,817
237,645	General Electric Co.	4,667,348
34,880	Pitney Bowes, Inc.	833,283
12,420	United Parcel Service, Inc.	912,746
	TOTAL	10,374,363
	Information Technology – 1.1%
5,475	International Business Machines Corp.	924,892
17,195	Maxim Integrated Products, Inc.	468,564
25,460	Microchip Technology, Inc.	1,006,434
36,975	Microsoft Corp.	924,745
29,215	Paychex, Inc.	943,644
	TOTAL	4,268,279
	Materials – 0.6%
41,390	CRH PLC ADR	915,961
16,495	MeadWestvaco Corp.	561,160
41,435	RPM International, Inc.	973,722
	TOTAL	2,450,843
	Telecommunication Services – 4.6%
163,239	AT&T, Inc.	5,151,823
80,075	BCE, Inc.	3,222,218
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
73,625	CenturyLink, Inc.	3,179,864
94,615	Deutsche Telekom AG-ADR	1,402,194
76,780	Verizon Communications	2,835,485
79,930	Vodafone Group PLC, ADR	2,240,438
	TOTAL	18,032,022
	Utilities – 3.8%
47,880	Ameren Corp.	1,422,515
61,010	DPL, Inc.	1,840,672
28,650	DTE Energy Co.	1,478,913
11,450	FirstEnergy Corp.	510,899
27,770	Integrys Energy Group, Inc.	1,453,482
47,740	National Grid PLC, ADR	2,482,957
72,825	NiSource, Inc.	1,478,347
50,225	Pepco Holdings, Inc.	1,002,993
22,745	SCANA Corp.	925,039
69,075	Scottish & Southern Energy PLC, ADR	1,581,127
24,400	Southern Co.	977,952
	TOTAL	15,154,896
	TOTAL COMMON STOCKS (IDENTIFIED COST $108,024,306)	124,326,275
	Corporate Bonds – 1.3%
	Basic Industry — Paper – 0.1%
$300,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	323,915
	Capital Markets – 0.5%
1,550,000	MF Global Holdings Ltd., Conv. Bond, 9.000%, 06/20/2038	1,802,340
	Insurance – 0.5%
1,786,000	Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	2,063,276
	Marine – 0.2%
871,000	Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	785,207
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,255,992)	4,974,738
	Preferred Stocks – 11.9%
	Consumer Discretionary – 0.5%
32,105	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.97	1,882,316
	Consumer Staples – 0.6%
13,600	Bunge Ltd., Pfd., Conv. Pfd., 4.875%, 12/31/1949, Annual Dividend $4.88	1,434,800
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
74,305	[2,3]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	923,239
		TOTAL	2,358,039
		Energy – 0.8%
19,500		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,297,335
45,050		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028, Annual Dividend $2.38	2,012,834
		TOTAL	3,310,169
		Financials – 6.4%
66,610		Citigroup, Inc., Conv. Pfd., 7.5%, 12/15/2012, Annual Dividend $7.50	8,026,505
29,700	[1]	Credit Suisse, Equity Linked Notes (PNC), 3.00% 10/19/2011	1,860,111
49,800		Hartford Financial, Conv., Conv. Bond, 7.25%, 4/1/2013, Annual Dividend $1.81	1,308,744
86,655		Legg Mason Inc., Conv. Pfd, 7.00%, 06/30/2011, Annual Dividend $3.50	2,659,442
24,900		New York Community Bancorp, Inc., Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	1,223,586
1,750		Wells Fargo Co, 7.5%, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	1,898,750
23,900		Wintrust Financial Corp., Conv Pfd., 7.5% 12/15/2013, Annual Dividend $3.96	1,278,267
215,620		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011, Annual Dividend $2.69	6,867,497
		TOTAL	25,122,902
		Industrials – 0.4%
45,200	[1]	Continental Finance Trust II, 6.00% Conv. Pfd.,11/15/2030	1,751,229
		Materials – 0.9%
71,165		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	3,727,623
		Utilities – 2.3%
65,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,236,036
21,035		Great Plains Energy, Inc., Conv. Pfd, 12.00%, 06/15/2012, Annual Dividend $6.00	1,394,831
35,750		Nextera Energy Inc., 8.375% Conv. Pfd., 6/01/2012, Annual Dividend $4.19	1,856,855
44,665		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	2,578,064
		TOTAL	9,065,786
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $46,278,281)	47,218,064
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. Treasury – 0.1%
$459,054	[4]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041 (IDENTIFIED COST $488,845)	494,344
		Purchased CALL Options – 0.0%
16,800,000	[1]	EURO PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	50,400
15,750,000	[1]	GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	22,050
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $295,995)	72,450
		MUTUAL FUNDS – 55.4%[5]
2,656,624		Emerging Markets Fixed Income Core Fund	75,681,564
3,081,739		Federated Mortgage Core Portfolio	31,279,649
17,484,059	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	17,484,059
14,162,997		High Yield Bond Portfolio	94,325,558
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $198,739,073)	218,770,830
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $359,082,492)[7]	395,856,701
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[8]	(655,510)
		TOTAL NET ASSETS — 100%	$395,201,191

At May 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] United States Treasury Notes, 5-Year Short Futures	110	13,105,469	September 2011	$(93,911)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $923,239, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2011, these liquid restricted securities amounted to $923,239, which represented 0.2% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $358,942,223.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$82,409,609	$ —	$ —	$82,409,609
International	41,916,666	—	—	41,916,666
Preferred Stock
Domestic	29,429,979	5,758,165	—	35,188,144
International	12,029,920	—	—	12,029,920
Debt Securities:
Corporate Bonds	—	4,974,738	—	4,974,738
U.S. Treasury	—	494,344	—	494,344
Purchased Call Options	—	72,450	—	72,450
Mutual Funds	218,770,830	—	—	218,770,830
TOTAL SECURITIES	$384,557,004	$11,299,697	$ —	$395,856,701
OTHER FINANCIAL INSTRUMENTS[2]	$(93,911)	$ —	$ —	$(93,911)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $218,770,830 of investments in affiliated issuers (Note 5) (identified cost $359,082,492)		$395,856,701
Income receivable		1,512,452
Receivable for shares sold		483,964
TOTAL ASSETS		397,853,117
Liabilities:
Payable for investments purchased	$1,843,431
Payable for shares redeemed	545,165
Payable for daily variation margin	14,609
Payable for distribution services fee (Note 5)	53,958
Payable for shareholder services fee (Note 5)	77,500
Accrued expenses	117,263
TOTAL LIABILITIES		2,651,926
Net assets for 49,100,257 shares outstanding		$395,201,191
Net Assets Consist of:
Paid-in capital		$429,917,153
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		36,680,678
Accumulated net realized loss on investments, written options, futures contracts and foreign currency transactions		(72,088,650)
Undistributed net investment income		692,010
TOTAL NET ASSETS		$395,201,191
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($234,474,972 ÷ 29,135,690 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share (100/94.50 of $8.05)	$8.52
Redemption proceeds per share	$8.05
Class B Shares:
Net asset value per share ($36,862,447 ÷ 4,571,761 shares outstanding), no par value, unlimited shares authorized	$8.06
Offering price per share	$8.06
Redemption proceeds per share (94.50/100 of $8.06)	$7.62
Class C Shares:
Net asset value per share ($48,050,177 ÷ 5,968,636 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share (99.00/100 of $8.05)	$7.97
Class F Shares:
Net asset value per share ($75,813,595 ÷ 9,424,170 shares outstanding), no par value, unlimited shares authorized	$8.04
Offering price per share (100/99.00 of $8.04)	$8.12
Redemption proceeds per share (99.00/100 of $8.04)	$7.96

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $5,018,326 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $80,455)		$9,309,916
Interest		100,404
Investment income allocated from affiliated partnership (Note 5)		2,610,865
TOTAL INCOME		12,021,185
Expenses:
Investment adviser fee (Note 5)	$1,448,477
Administrative fee (Note 5)	150,867
Custodian fees	10,745
Transfer and dividend disbursing agent fees and expenses	288,501
Directors'/Trustees' fees	2,313
Auditing fees	14,211
Legal fees	3,291
Portfolio accounting fees	59,488
Distribution services fee (Note 5)	305,047
Shareholder services fee (Note 5)	474,795
Account administration fee (Note 2)	789
Share registration costs	25,598
Printing and postage	31,724
Insurance premiums	2,420
Miscellaneous	1,855
TOTAL EXPENSES	2,820,121
Semi-Annual Shareholder Report

Statement of Operations — continued
Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(9,336)
Waiver of administrative fee	(3,895)
TOTAL WAIVER AND REIMBURSEMENT		$(13,231)
Net expenses			$2,806,890
Net investment income			9,214,295
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $6,672,601 on sales of investments in affiliated holdings) (Note 5)			21,233,963
Net realized gain allocated from affiliated partnership (Note 5)			648,524
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			2,497,529
Net change in unrealized depreciation of futures contracts			(93,911)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			24,286,105
Change in net assets resulting from operations			$33,500,400

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,214,295	$17,702,056
Net realized gain on investments, including allocation from affiliated partnership, written options, and foreign currency transactions	21,882,487	4,997,346
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	2,403,618	8,959,062
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,500,400	31,658,464
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,743,656)	(10,733,528)
Class B Shares	(768,087)	(1,474,010)
Class C Shares	(963,184)	(1,532,376)
Class F Shares	(1,859,630)	(3,416,052)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,334,557)	(17,155,966)
Share Transactions:
Proceeds from sale of shares	32,192,642	44,196,463
Net asset value of shares issued to shareholders in payment of distributions declared	8,132,535	14,909,495
Cost of shares redeemed	(38,783,572)	(83,480,168)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,541,605	(24,374,210)
Change in net assets	25,707,448	(9,871,712)
Net Assets:
Beginning of period	369,493,743	379,365,455
End of period (including undistributed net investment income of $692,010 and $812,272, respectively)	$395,201,191	$369,493,743

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$615
Class F Shares	$174
TOTAL	$789

Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

Option Contracts

The Fund buys or sells put and call options to provide income and some downside protection. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At May 31, 2011, the Fund had no outstanding options contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Payable for daily variation margin	$93,911*
Foreign exchange contracts	Total investments in securities	$72,450
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$72,450		$93,911

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(32,587)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Interest rate contracts	$(93,911)	$ —	$(93,911)
Foreign exchange contracts	$ —	$(223,545)	$(223,545)
TOTAL	$(93,911)	$(223,545)	$(317,456)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,994,096	$15,701,735	3,153,739	$23,436,571
Shares issued to shareholders in payment of distributions declared	663,400	5,218,254	1,322,031	9,776,822
Shares redeemed	(3,028,036)	(23,870,247)	(7,242,780)	(53,536,300)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(370,540)	$(2,950,258)	(2,767,010)	$(20,322,907)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	534,025	$4,208,449	1,046,025	$7,787,729
Shares issued to shareholders in payment of distributions declared	87,956	693,330	175,580	1,300,125
Shares redeemed	(738,703)	(5,829,388)	(1,609,972)	(11,951,407)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(116,722)	$(927,609)	(388,367)	$(2,863,553)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,134,068	$8,911,093	1,360,242	$10,115,556
Shares issued to shareholders in payment of distributions declared	102,403	806,394	166,775	1,233,849
Shares redeemed	(520,402)	(4,111,430)	(1,160,919)	(8,560,787)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	716,069	$5,606,057	366,098	$2,788,618
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	431,160	$3,371,365	384,387	$2,856,607
Shares issued to shareholders in payment of distributions declared	179,895	1,414,557	351,584	2,598,699
Shares redeemed	(631,143)	(4,972,507)	(1,270,886)	(9,431,674)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(20,088)	$(186,585)	(534,915)	$(3,976,368)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	208,719	$1,541,605	(3,324,194)	$(24,374,210)

4. FEDERAL TAX INFORMATION

At May 31, 2011, the cost of investments for federal tax purposes was $358,942,223. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and from futures contracts was $36,914,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,704,997 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,790,519.

At November 30, 2010, the Fund had a capital loss carryforward of $90,198,117 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$27,979,589
2016	$31,568,020
2017	$30,650,508

Semi-Annual Shareholder Report

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2011, the Sub-Adviser earned a fee of $254,897.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,895 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$136,303
Class C Shares	$168,744
TOTAL	$305,047

For the six months ended May 31, 2011, the Fund's Class F Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $32,543 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $27,297 in sales charges from the sale of Class A Shares. FSC also retained $154 of CDSC relating to redemptions of Class C Shares and $1,503 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$284,826
Class B Shares	$45,434
Class C Shares	$53,247
Class F Shares	$91,288
TOTAL	$474,795

For the six months ended May 31, 2011, FSSC received $11,804 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) had voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) would not exceed 1.32%, 2.07%, 2.07% and 1.37% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. Beginning February 1, 2011, the Fee Limit was terminated on each Share Class of the Fund.

Interfund Transactions

During the six months ended May 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,482,520 and $32,842, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $9,336. Transactions involving the affiliated holdings during the six months ended May 31, 2011, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2010	3,476,953	813,838	13,003,106	15,617,144	32,911,041
Purchases/Additions	181,038	2,627,035	66,074,505	426,176	69,308,754
Sales/Reductions	1,001,367	359,134	61,593,552	1,880,323	64,834,376
Balance of Shares Held 5/31/2011	2,656,624	3,081,739	17,484,059	14,162,997	37,385,419
Value	$75,681,564	$31,279,649	$17,484,059	$94,325,558	$218,770,830
Dividend Income/Allocated Investment Income	$2,610,865	$503,045	$14,937	$4,500,344	$7,629,191
Allocated Gain Distribution	$648,524	$ —	$ —	$ —	$648,524

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2011, were as follows:

Purchases	$178,448,389
Sales	$183,073,814

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

Federated Capital Income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its Semi-Annual Shareholder Report receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory and subadvisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
IS	FUBDX

Federated Unconstrained Bond Fund

A Portfolio of Federated Income Securities Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 5/31/2011[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.08[2]
Net realized and unrealized gain on investments and futures contracts	0.57
TOTAL FROM INVESTMENT OPERATIONS	0.65
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$10.62
Total Return[3]	6.50%
Ratios to Average Net Assets:
Net expenses	0.95%[4]
Net investment income	3.37%[4]
Expense waiver/reimbursement[5]	3.70%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,020
Portfolio turnover	474%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to May 31, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 20101 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,065.00	$4.57
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.19	$4.78
1	“Actual” expense information is for the period from December 13, 2010 (date of initial investment) to May 31, 2011. Actual expenses are equal to the Fund's annualized net expense ratio of 0.95%, multiplied by 170/365 (to reflect the period from initial investment to May 31, 2011). “Hypothetical” expense information is presented on the basis of the full one-half-year period to enable comparison to the other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	73.1%
Floating Rate Loans	12.8%
Trade Finance Agreements	7.7%
Corporate Debt Securities	0.5%
Cash Equivalents[3]	5.7%
Other Assets and Liabilities — Net[4]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY – 73.1%
$12,000,000		United States Treasury Note, 0.625%, 7/31/2012	12,053,906
2,000,000		United States Treasury Note, 3.125%, 5/15/2021	2,012,656
4,000,000		United States Treasury Note, 3.625%, 2/15/2021	4,206,563
		TOTAL U.S. TREASURY (IDENTIFIED COST $18,153,135)	18,273,125
		MUTUAL FUNDS – 25.8%[1]
1,083,017	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	1,083,017
325,359		Federated Bank Loan Core Fund	3,299,141
201,005		Federated Project and Trade Finance Core Fund	2,004,020
11,449		High Yield Bond Portfolio	76,254
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $6,457,554)	6,462,432
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $24,610,688)[3]	24,735,557
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[4]	284,934
		TOTAL NET ASSETS — 100%	$25,020,491
1	Affiliated holdings.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $24,614,498.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

4

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$18,273,125	$ —	$18,273,125
Mutual Funds	4,458,412	2,004,020	—	6,462,432
TOTAL SECURITIES	$4,458,412	$20,277,145	$ —	$24,735,557
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $6,462,432 of investments in affiliated holdings (Note 5) (identified cost $24,610,688)		$24,735,557
Receivable for shares sold		278,308
Income receivable		102,348
TOTAL ASSETS		25,116,213
Liabilities:
Payable for shares redeemed	$13,609
Payable for portfolio accounting fees	60,777
Payable for transfer and dividend disbursing agent fees and expenses	15,101
Payable for insurance premiums	2,103
Payable to investment adviser (Note 5)	623
Accrued expenses	3,509
TOTAL LIABILITIES		95,722
Net assets for 2,355,514 shares outstanding		$25,020,491
Net Assets Consist of:
Paid-in capital		$24,499,041
Net unrealized appreciation of investments		124,869
Accumulated net realized gain on investments and futures contracts		230,653
Undistributed net investment income		165,928
TOTAL NET ASSETS		$25,020,491
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$25,020,491 ÷ 2,355,514 shares outstanding, no par value, unlimited shares authorized		$10.62

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Period Ended May 31, 2011 (unaudited)1

Investment Income:
Dividends received from affiliated holdings (Note 5)			$208,480
Interest			22,497
TOTAL INCOME			230,977
Expenses:
Investment adviser fee (Note 5)		$37,422
Administrative fee (Note 5)		69,863
Custodian fees		11,013
Transfer and dividend disbursing agent fees and expenses		16,709
Auditing fees		13,726
Legal fees		3,279
Portfolio accounting fees		60,777
Share registration costs		19,924
Printing and postage		8,067
Insurance premiums		2,103
Miscellaneous		5,987
TOTAL EXPENSES		248,870
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(37,422)
Waiver of administrative fee	(11,590)
Reimbursement of other operating expenses	(148,809)
TOTAL WAIVERS AND REIMBURSEMENTS		(197,821)
Net expenses			51,049
Net investment income			179,928
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain on investments			270,868
Net realized loss on futures contracts			(40,215)
Net change in unrealized appreciation of investments			124,869
Net realized and unrealized gain on investments and futures contracts			355,522
Change in net assets resulting from operations			$535,450
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to May 31, 2011.

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Period Ended (unaudited) May 31, 2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$179,928
Net realized gain on investments and futures contracts	230,653
Net change in unrealized appreciation of investments	124,869
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	535,450
Distributions to Shareholders:
Distributions from net investment income	(14,000)
Share Transactions:
Proceeds from sale of shares	25,498,600
Cost of shares redeemed	(999,559)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,499,041
Change in net assets	25,020,491
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $165,928)	$25,020,491
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to May 31, 2011.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide high total returns.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax year 2011 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At May 31, 2011, the Fund had no outstanding futures contracts.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity Contracts	$(40,215)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

Period Ended May 31	2011[1]
	Shares	Amount
Shares sold	2,450,077	$25,498,600
Shares redeemed	(94,563)	(999,559)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,355,514	$24,499,041

1	Reflects operations for the period from December 13, 2010 (date of initial investment) to May 31, 2011.
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4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $24,614,498. The net unrealized appreciation of investments for federal tax purposes was $121,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $121,918 and net unrealized depreciation from investments for those securities having an excess of cost over value of $859.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2011, the Adviser voluntarily waived $36,711 of its fee and voluntarily reimbursed $148,809 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2011, FAS waived $11,590 of its fee. The net fee paid to FAS was 1.09% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.95% (the “Fee Limit”), through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Board of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended May 31, 2011, the Adviser reimbursed $711. Transactions involving the affiliated holdings during the period ended May 31, 2011, were as follows:

Affiliates	Balance of Shares Held 12/12/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	—	36,167,928	35,084,911	1,083,017	$1,083,017	$1,238
High Yield Bond Portfolio	—	2,645,069	2,633,620	11,449	76,254	156,211
Federated Bank Loan Core Fund	—	325,359	—	325,359	3,299,141	37,749
Federated Project and Trade Finance Core Fund	—	201,005	—	201,005	2,004,020	13,282
TOTAL OF AFFILIATED TRANSACTIONS	—	39,339,361	37,718,531	1,620,830	$6,462,432	$208,480

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2011, were as follows:

Purchases	$40,154,665
Sales	$35,029,913

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the period ended May 31, 2011, the Fund did not utilize the LOC.

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8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the period ended May 31, 2011, the program was not utilized.

9. Subsequent Events

Effective July 1, 2011, the Fund's Class A Shares commenced operations.

Effective July 1, 2011, the Adviser and its affiliate agreed to an updated Termination Date as presented on page 13 of this Semi-Annual Report under the section entitled Expense Limitation. The revised Termination Date is up to but not including the later of: (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2011

federated unconstrained bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and Semi-Annual Shareholder Report

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expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

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The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
22

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C662

Q450773 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Securities Trust

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011